CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME OR EXPENSE - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Related parties		$ 286	$ 788	$ 4,450
Non-related parties		56,447	65,137	42,705
Total revenue		56,733	65,925	47,155
Cost of sales and services		(23,201)	(30,911)	(18,533)
Gross profit		33,532	35,014	28,622
Impairment loss on IPP solar parks		(5,221)	(2,151)	(1,835)
Provision on receivables				(1,071)
Selling expenses		(554)	(882)	(1,171)
Administrative expenses		(25,110)	(29,744)	(22,556)
Other operating income		2,068	13,163	197
Reversal of provision for other taxes				6,025
Profit from operations		4,715	15,400	8,211
Investment income		7,891	498	349
Other losses		(39,986)	(4,971)	(6,901)
Finance costs		(12,200)	(6,368)	(3,897)
(Loss) profit before taxation		(39,580)	4,559	(2,238)
Income tax (expense) credit		6,530	(1,277)	684
(Loss) profit for the year		(33,050)	3,282	(1,554)
Other comprehensive (expense) income that may be subsequently reclassified to profit or loss:
Currency translation difference		5,579	(57)	(10,310)
Share of other comprehensive income of associates			136
Fair value loss arising from cash flow hedges			(446)	(680)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary	[1]		1,126
Total comprehensive (expense) income for the year		(27,471)	4,041	(12,544)
(Loss) profit for the year attributable to owners of the Company		(33,171)	3,784	(1,397)
(Loss) profit for the year attributable to non-controlling interests		121	(502)	(157)
Profit (Loss)for the year		(33,050)	3,282	(1,554)
Total comprehensive (expense) income attributable to:
Owners of the Company		(26,738)	4,242	(12,379)
Non-controlling interests		(733)	(201)	(165)
Total comprehensive (expense) income for the year		$ (27,471)	$ 4,041	$ (12,544)
(Loss) earnings per share-Basic		$ (0.1)	$ 0.01	$ 0.00
(Loss) earnings per share-Diluted		$ (0.1)	$ 0.01	$ 0.00

[1]	On June 23, 2015, the Company received a refund amounting to US$125 thousand from NASDAQ for the change of listing tiers from Global Select Market to Global Market.